Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2019
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,392	¥1,065	¥13	¥—	¥2,470
Private equity and debt investments (4)	—	—	26	—	26
Japanese government securities	1,987	—	—	—	1,987
Japanese agency and municipal securities	—	214	1	—	215
Foreign government, agency and municipal securities	2,650	1,544	5	—	4,199
Bank and corporate debt securities and loans for trading purposes	—	1,128	160	—	1,288
Commercial mortgage-backed securities (“CMBS”)	—	1	2	—	3
Residential mortgage-backed securities (“RMBS”)	—	2,761	3	—	2,764
Issued/Guaranteed by government sponsored entity	—	2,706	—	—	2,706
Other	—	55	3	—	58
Real estate-backed securities	—	—	69	—	69
Collateralized debt obligations (“CDOs”) and other (5)	—	55	19	—	74
Investment trust funds and other	349	53	1	—	403

Total trading assets and private equity and debt investments	6,378	6,821	299	—	13,498

Derivative assets (6)
Equity contracts	1	806	44	—	851
Interest rate contracts	12	8,610	10	—	8,632
Credit contracts	2	500	31	—	533
Foreign exchange contracts	0	4,870	42	—	4,912
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(14,077)	(14,077)

Total derivative assets	16	14,786	127	(14,077)	852

Subtotal	¥6,394	¥21,607	¥426	¥(14,077)	¥14,350

Loans and receivables (7)	—	544	129	—	673
Collateralized agreements (8)	—	615	33	—	648
Other assets
Non-trading debt securities	138	323	—	—	461
Other (2)(3)	416	10	166	—	592

Total	¥6,948	¥23,099	¥754	¥(14,077)	¥16,724

Liabilities:
Trading liabilities
Equities	¥1,622	¥198	¥0	¥—	¥1,820
Japanese government securities	1,264	—	—	—	1,264
Japanese agency and municipal securities	—	3	—	—	3
Foreign government, agency and municipal securities	2,906	927	0	—	3,833
Bank and corporate debt securities	—	319	0	—	319
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (5)	—	3	—	—	3
Investment trust funds and other	121	42	—	—	163

Total trading liabilities	5,913	1,492	0	—	7,405

Derivative liabilities (6)
Equity contracts	1	867	52	—	920
Interest rate contracts	6	8,228	64	—	8,298
Credit contracts	3	422	39	—	464
Foreign exchange contracts	—	4,820	22	—	4,842
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(13,710)	(13,710)

Total derivative liabilities	11	14,337	177	(13,710)	815

Subtotal	¥5,924	¥15,829	¥177	¥(13,710)	¥8,220

Short-term borrowings (9)	¥—	¥332	¥31	¥—	¥363
Payables and deposits (10)	—	0	0	—	0
Collateralized financing (8)	—	291	—	—	291
Long-term borrowings (9)(11)(12)	11	3,024	535	—	3,570
Other liabilities (13)	276	22	0	—	298

Total	¥6,211	¥19,498	¥743	¥(13,710)	¥12,742

	Billions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2020
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,193	¥908	¥14	¥—	¥2,115
Private equity and debt investments (4)	—	7	31	—	38
Japanese government securities	1,826	—	—	—	1,826
Japanese agency and municipal securities	—	106	2	—	108
Foreign government, agency and municipal securities	3,257	2,000	8	—	5,265
Bank and corporate debt securities and loans for trading purposes	—	1,266	228	—	1,494
Commercial mortgage-backed securities (“CMBS”)	—	0	1	—	1
Residential mortgage-backed securities (“RMBS”)	—	3,626	62	—	3,688
Issued/Guaranteed by government sponsored entity	—	3,602	14	—	3,616
Other	—	24	48	—	72
Real estate-backed securities	—	—	94	—	94
Collateralized debt obligations (“CDOs”) and other (5)	—	21	32	—	53
Investment trust funds and other	204	44	0	—	248

Total trading assets and private equity and debt investments	6,480	7,978	472	—	14,930

Derivative assets (6)
Equity contracts	4	1,869	48	—	1,921
Interest rate contracts	55	13,551	23	—	13,629
Credit contracts	3	318	86	—	407
Foreign exchange contracts	0	5,183	41	—	5,224
Commodity contracts	9	0	—	—	9
Netting	—	—	—	(19,248)	(19,248)

Total derivative assets	71	20,921	198	(19,248)	1,942

Subtotal	¥6,551	¥28,899	¥670	¥(19,248)	¥16,872

Loans and receivables (7)	—	709	96	—	805
Collateralized agreements (8)	—	534	15	—	549
Other assets
Non-trading debt securities	123	332	—	—	455
Other (2)(3)	252	146	168	—	566

Total	¥6,926	¥30,620	¥949	¥(19,248)	¥19,247

Liabilities:
Trading liabilities
Equities	¥1,412	¥152	¥0	¥—	¥1,564
Japanese government securities	1,108	—	—	—	1,108
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	2,116	1,114	0	—	3,230
Bank and corporate debt securities	—	272	1	—	273
Residential mortgage-backed securities (“RMBS”)	—	3	—	—	3
Collateralized debt obligations (“CDOs”) and other (5)	—	1	1	—	2
Investment trust funds and other	409	148	0	—	557

Total trading liabilities	5,045	1,690	2	—	6,737

Derivative liabilities (6)
Equity contracts	7	1,972	29	—	2,008
Interest rate contracts	18	13,125	77	—	13,220
Credit contracts	14	356	87	—	457
Foreign exchange contracts	0	5,071	34	—	5,105
Commodity contracts	5	1	—	—	6
Netting	—	—	—	(18,987)	(18,987)

Total derivative liabilities	44	20,525	227	(18,987)	1,809

Subtotal	¥5,089	¥22,215	¥229	¥(18,987)	¥8,546

Short-term borrowings (9)	¥—	¥348	¥29	¥—	¥377
Payables and deposits (10)	—	14	1	—	15
Collateralized financing (8)	—	247	—	—	247
Long-term borrowings (9)(11)(12)	2	3,291	409	—	3,702
Other liabilities (13)	170	129	0	—	299

Total	¥5,261	¥26,244	¥668	¥(18,987)	¥13,186

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and March 31, 2020, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥36 billion and ¥26 billion, respectively. As of March 31, 2019 and March 31, 2020, the fair values of these investments which are included in
Other assets—Others
were ¥2 billion and ¥6 billion, respectively.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Private equity and debt investments
are typically private
non-traded
financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(5)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(6)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(7)	Includes loans for which the fair value option has been elected.
(8)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(9)	Includes structured notes for which the fair value option has been elected.
(10)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(11)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(12)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(13)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Assets:
Trading assets and private equity and debt investments
Equities	¥ 13	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	26	Market multiples	EV/EBITDA ratios	7.7 x	7.7 x	Higher fair value	Not applicable

Foreign government, agency and municipal securities	5	DCF	Credit spreads Recovery rates	0.0 – 9.1% 4.0 – 36.0%	0.6% 31.6%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	160	DCF	Credit spreads Recovery rates	0.0 – 15.0% 0.0 – 99.1%	4.1% 72.2%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Loss severities	0.0 – 78.4% 6.5 – 15.0% 9.1 – 100.0%	13.2% 10.5% 81.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	69	DCF	Yields Loss severities	5.5 – 19.7% 0.0 – 55.2%	12.5% 6.6%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	19	DCF	Yields Prepayment rates Default probabilities Loss severities	2.7 – 19.0% 20.0% 1.0 – 2.0% 31.5 – 100.0%	13.1% 20.0% 2.0% 83.7%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Derivatives, net:
Equity contracts	¥ (8)	Option models	Dividend yield Volatilities Correlations	0.0 – 8.0% 6.7 – 74.2% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(54)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.0 – 2.4% 10.6 – 15.2% 24.2 – 66.8 bp (0.76) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(8)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 21.4% 0.0 – 100.6% 16.2 – 83.0% 0.27 – 0.75	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	20	Option models	Interest rates Volatilities Volatilities Correlations	(0.4) – 2.4% 1.7 – 35.5% 209.0 – 245.0 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	129	DCF	Credit spreads	0.0 – 12.3%	3.6%	Lower fair value	Not applicable

Collateralized agreements	33	DCF	Repo rate	3.5 – 8.4%	7.0%	Lower fair value	Not applicable

Other assets
Other (6)	166	DCF	WACC Growth rates Liquidity discounts	10.2% 2.5% 10.0%	10.2% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.7 – 13.8 x 8.9 – 32.4 x 0.3 – 2.7 x 10.0 – 50.0%	8.2 x 15.5 x 0.8 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	31	DCF/ Option models	Volatilities Correlations	6.7 – 54.5% (0.75) – 0.91	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	535	DCF/ Option models	Volatilities Volatilities Correlations	6.7 – 54.5% 32.5 – 60.9 bp (0.75) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	March 31, 2020
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Assets:
Trading assets and private equity and debt investments
Equities	¥ 14	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

		Market multiples	Liquidity discounts	20.0%	20.0%	Lower fair value	Not applicable

Private equity and debt investments	31	DCF	WACC Growth rates Liquidity discounts	7.0 – 13.5% 0.0 – 1.0% 5.0 – 30.0%	10.0% 0.6% 9.9%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	1.0 – 11.0x 9.6 x 5.0 – 30.0%	8.9x 9.6x 9.8%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	8	DCF	Credit spreads Recovery rates	0.0 – 1.4% 4.0 – 18.0%	0.5% 10.8%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	228	DCF	Credit spreads Recovery rates	0.0 – 17.9% 0.0 – 80.7%	5.8% 43.8%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	62	DCF	Yields Prepayment rates Loss severities	0.0 – 30.8% 7.1 – 15.0% 0.0 – 100.0%	6.7% 8.9% 40.6%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	94	DCF	Loss severities	0.0 – 8.1%	3.4%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	32	DCF	Yields Prepayment rates Default probabilities Loss severities	6.4 – 56.8% 20.0% 2.0% 0.0 – 100.0%	21.6% 20.0% 2.0% 73.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2020
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)	Impact of increases in significant unobservable valuation inputs (3)(4)	Interrelationships between valuation inputs (5)
Derivatives, net:
Equity contracts	¥ 19	Option models	Dividend yield Volatilities Correlations	0.0 – 18.7% 12.2 – 144.7% (0.85) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(54)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	(0.1) – 2.0% 8.8 – 13.8% 24.6 – 119.4 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(1)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.1 – 28.4% 0.0 – 105.4% 50.0 – 83.0% 0.16 – 0.82	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	7	Option models	Interest rates Volatilities Volatilities Correlations	(0.1) – 0.8% 2.0 – 23.9% 19.2 – 50.7 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	96	DCF	Credit spreads Recovery rates	0.0 – 20.5% 57.5 – 98.0%	4.2% 85.0%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	15	DCF	Repo rate	3.8 – 5.6%	4.9%	Lower fair value	Not applicable

Other assets
Other (6)	168	DCF	WACC Growth rates Liquidity discounts	10.1% 2.0% 10.0%	10.1% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	3.9 – 10.3 x 6.3 – 20.7 x 0.3 – 1.3 x 10.0 – 40.0%	4.6 x 11.4 x 0.8 x 28.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	29	DCF/ Option models	Volatilities Correlations	12.6 – 76.4% (0.72) – 0.94	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	409	DCF/ Option models	Volatilities Volatilities Correlations	8.6 – 76.4% 30.0 – 103.2 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
(4)	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
(5)	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the years ended March 31, 2019 and 2020, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

		Billions of yen
		Year ended March 31, 2019
	Balance as of April 1, 2018	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of March 31, 2019
Assets:
Trading assets and private equity and debt investments
Equities	¥21	¥(3)	¥—	¥5	¥(13)	¥—	¥1	¥5	¥(3)	¥13
Private equity and debt investments	3	(1)	—	24	(2)	—	0	2	—	26
Japanese agency and municipal securities	1	0	—	1	(1)	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	15	(16)	—	0	3	(3)	5
Bank and corporate debt securities and loans for trading purposes	139	8	—	99	(100)	—	4	63	(53)	160
Commercial mortgage-backed securities (“CMBS”)	2	0	—	1	(2)	—	0	1	—	2
Residential mortgage-backed securities (“RMBS”)	0	0	—	9	0	—	0	—	(6)	3
Real estate-backed securities	63	(2)	—	217	(212)	—	3	—	—	69
Collateralized debt obligations (“CDOs”) and other	24	4	—	56	(68)	—	1	7	(5)	19
Investment trust funds and other	1	0	—	4	(4)	—	0	—	—	1

Total trading assets and private equity and debt investments	260	6	—	431	(418)	—	9	81	(70)	299

Derivatives, net (3)
Equity contracts	(1)	(2)	—	—	—	(2)	0	(7)	4	(8)
Interest rate contracts	(53)	(25)	—	—	—	0	0	10	14	(54)
Credit contracts	2	(6)	—	—	—	(4)	0	(1)	1	(8)
Foreign exchange contracts	27	(13)	—	—	—	3	1	(1)	3	20
Commodity contracts	—	0	—	—	—	0	0	—	—	0

Total derivatives, net	(25)	(46)	—	—	—	(3)	1	1	22	(50)

Subtotal	¥235	¥(40)	¥—	¥431	¥(418)	¥(3)	¥10	¥82	¥(48)	¥249

Loans and receivables	¥70	¥0	¥—	¥53	¥(27)	¥—	¥3	¥37	¥(7)	¥129
Collateralized agreements	5	0	—	—	—	—	0	28	—	33
Other assets
Other	169	(11)	—	6	(3)	—	5	0	—	166

Total	¥479	¥(51)	¥—	¥490	¥(448)	¥(3)	¥18	¥147	¥(55)	¥577

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥20	¥(20)	¥—	¥0	¥0	¥(1)	¥0
Foreign government, agency and municipal securities	—	0	—	1	(1)	—	0	0	—	0
Bank and corporate debt securities	0	0	—	0	0	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	0	0	—	0	0	—	0	—	—	—
Investment trust funds and other	0	0	—	0	0	—	0	0	0	—

Total trading liabilities	¥1	¥0	¥—	¥21	¥(21)	¥—	¥0	¥0	¥(1)	¥0

Short-term borrowings	17	(2)	0	39	(27)	—	0	25	(25)	31
Payables and deposits	(1)	(1)	—	0	0	—	—	—	—	0
Collateralized financing	3	—	—	—	(3)	—	0	—	—	—
Long-term borrowings	429	(23)	2	194	(99)	—	0	75	(85)	535
Other liabilities	1	0	—	0	(1)	—	0	0	—	0

Total	¥450	¥(26)	¥2	¥254	¥(151)	¥—	¥0	¥100	¥(111)	¥566

		Billions of yen
		Year ended March 31, 2020
	Balance as of April 1, 2019	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of March 31, 2020
Assets:
Trading assets and private equity and debt investments
Equities	¥13	¥(1)	¥—	¥8	¥(4)	¥—	¥0	¥1	¥(3)	¥14
Private equity and debt investments	26	1	—	8	(3)	—	(1)	—	—	31
Japanese agency and municipal securities	1	0	—	1	0	—	—	—	—	2
Foreign government, agency and municipal securities	5	0	—	27	(26)	—	0	5	(3)	8
Bank and corporate debt securities and loans for trading purposes	160	(2)	—	158	(154)	—	(7)	113	(40)	228
Commercial mortgage-backed securities (“CMBS”)	2	(1)	—	1	(1)	—	—	0	0	1
Residential mortgage-backed securities (“RMBS”)	3	(8)	—	93	(53)	—	0	28	(1)	62
Real estate-backed securities	69	4	—	197	(175)	—	(1)	—	—	94
Collateralized debt obligations (“CDOs”) and other	19	(21)	—	184	(167)	—	(1)	25	(7)	32
Investment trust funds and other	1	0	—	13	(14)	—	0	0	0	0

Total trading assets and private equity and debt investments	299	(28)	—	690	(597)	—	(10)	172	(54)	472

Derivatives, net (3)
Equity contracts	(8)	29	—	—	—	(6)	0	16	(12)	19
Interest rate contracts	(54)	9	—	—	—	(9)	0	(1)	1	(54)
Credit contracts	(8)	7	—	—	—	2	0	(12)	10	(1)
Foreign exchange contracts	20	(22)	—	—	—	8	(1)	0	2	7
Commodity contracts	0	0	—	—	—	0	0	—	—	—

Total derivatives, net	(50)	23	—	—	—	(5)	(1)	3	1	(29)

Subtotal	¥249	¥(5)	¥—	¥690	¥(597)	¥(5)	¥(11)	¥175	¥(53)	¥443

Loans and receivables	¥129	¥0	¥—	¥163	¥(117)	¥—	¥(3)	¥93	¥(169)	¥96
Collateralized agreements	33	0	—	—	(27)	—	(1)	10	—	15
Other assets
Other	166	(31)	0	43	(7)	—	(3)	0	—	168

Total	¥577	¥(36)	¥0	¥896	¥(748)	¥(5)	¥(18)	¥278	¥(222)	¥722

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	0	(1)	—	1	(1)	—	0	0	—	1
Collateralized debt obligations (“CDOs”) and other	—	0	—	4	(3)	—	0	—	—	1
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥0	¥(1)	¥—	¥5	¥(4)	¥—	¥0	¥0	¥0	¥2

Short-term borrowings	31	0	0	65	(58)	—	0	7	(16)	29
Payables and deposits	0	0	—	6	0	—	0	0	(5)	1
Long-term borrowings	535	6	0	254	(291)	—	(1)	56	(138)	409
Other liabilities	0	(8)	—	2	(10)	—	0	—	—	0

Total	¥566	¥(3)	¥0	¥332	¥(363)	¥—	¥(1)	¥63	¥(159)	¥441

(1)	Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue—Other
and
Non-interest expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.

(3)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2019 and 2020.

(5)
Transfers into Level 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See
Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	March 31
	2019	2020
	Unrealized gains/(losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥(4)	¥(2)
Private equity and debt investments	(1)	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	(1)
Bank and corporate debt securities and loans for trading purposes	1	(5)
Commercial mortgage-backed securities (“CMBS”)	0	(1)
Residential mortgage-backed securities (“RMBS”)	0	(7)
Real estate-backed securities	0	0
Collateralized debt obligations (“CDOs”) and other	(4)	(19)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	(8)	(34)

Derivatives, net (2)
Equity contracts	(11)	36
Interest rate contracts	(18)	(19)
Credit contracts	(12)	2
Foreign exchange contracts	(10)	(24)
Commodity contracts	0	—

Total derivatives, net	(51)	(5)

Subtotal	¥(59)	¥(39)

Loans and receivables	0	(1)
Collateralized agreements	0	0
Other assets
Other	(12)	(20)

Total	¥(71)	¥(60)

	Billions of yen
	March 31
	2019	2020
	Unrealized gains/(losses) (1)
Liabilities :
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	(1)
Collateralized debt obligations (“CDOs”) and other	—	0

Total trading liabilities	¥0	¥(1)

Short-term borrowings	(1)	1
Payables and deposits	(1)	0
Long-term borrowings	(18)	19

Total	¥(20)	¥19

(1)	Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments
, and also within
Gain on investments in equity securities, Revenue—Other
and
Non-interest expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.
(2)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2019
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥16	¥—	Monthly	Same day-90 days
Venture capital funds	2	2	—	—
Private equity funds	17	10	—	—
Real estate funds	3	1	—	—

Total	¥38	¥13

	Billions of yen
	March 31, 2020
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥2	¥—	Monthly	Same day-90 days
Venture capital funds	3	3	—	—
Private equity funds	21	9	—	—
Real estate funds	6	1	—	—

Total	¥32	¥13

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Year ended March 31
	2018	2019	2020
	Gains/(Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥0	¥0	¥1
Private equity and debt investments	(1)	1	(1)
Loans and receivables	(14)	(2)	2
Collateralized agreements (3)	1	2	4
Other assets (2)	11	(26)	(16)

Total	¥(3)	¥(25)	¥(10)

Liabilities:
Short-term borrowings (4)	¥(1)	¥28	¥64
Collateralized financing (3)	0	0	(2)
Long-term borrowings (4)(5)	(39)	(38)	58
Other liabilities (6)	(4)	3	2

Total	¥(44)	¥(7)	¥122

(1)	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of Yen
	Year ended March 31
	2019	2020
Changes recognized as a credit (debit) to other comprehensive income	¥25	¥49
Credit (debit) amounts reclassified to earnings	(1)	(1)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	32	80

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2019
	Japan	U.S.	EU & U . K .	Other	Total (1)
Government, agency and municipal securities	¥2,202	¥1,723	¥1,897	¥579	¥6,401

	Billions of yen
	March 31, 2020
	Japan	U.S.	EU & U . K .	Other	Total (1)
Government, agency and municipal securities	¥1,934	¥1,889	¥2,704	¥672	¥7,199

(1)	Other than above, there were ¥318 billion and ¥321 billion of government, agency and municipal securities reported within
Other assets—Non-trading debt securities
in the consolidated balance sheets as of March 31, 2019 and 2020, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2019 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,687	¥2,687	¥2,687	¥—	¥—
Time deposits	290	290	—	290	—
Deposits with stock exchanges and other segregated cash	285	285	—	285	—
Loans receivable (2)	2,542	2,541	—	1,941	600
Securities purchased under agreements to resell	13,195	13,195	—	13,162	33
Securities borrowed	4,112	4,111	—	4,111	—

Total	¥23,111	¥23,109	¥2,687	¥19,789	¥633

Liabilities:
Short-term borrowings	¥841	¥841	¥—	¥811	¥30
Deposits received at banks	1,393	1,393	—	1,393	—
Securities sold under agreements to repurchase	15,037	15,037	—	15,037	—
Securities loaned	1,230	1,230	—	1,230	—
Long-term borrowings	7,916	7,931	12	7,353	566

Total	¥26,417	¥26,432	¥12	¥25,824	¥596

	Billions of yen
	March 31, 2020 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,192	¥3,192	¥3,192	¥—	¥—
Time deposits	309	309	—	309	—
Deposits with stock exchanges and other segregated cash	374	374	—	374	—
Loans receivable (2)	2,848	2,842	—	2,201	641
Securities purchased under agreements to resell	12,377	12,377	—	12,362	15
Securities borrowed	3,530	3,529	—	3,529	—

Total	¥22,630	¥22,623	¥3,192	¥18,775	¥656

Liabilities:
Short-term borrowings	¥1,487	¥1,487	¥—	¥1,458	¥29
Deposits received at banks	1,276	1,276	—	1,275	1
Securities sold under agreements to repurchase	16,349	16,349	—	16,349	—
Securities loaned	961	962	—	962	—
Other secured borrowings	718	718	—	718	—
Long-term borrowings	7,776	7,733	2	7,263	468

Total	¥28,567	¥28,525	¥2	¥28,025	¥498

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.